Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 15 — Debt

4% Convertible Notes and 4% Promissory Note

On July 15, 2011, Cytomedix issued $1.3 million of its 4% Convertible Notes (the “July 4% Convertible Notes”) to an unaffiliated third party, JMJ Financial Group Inc. (“JMJ”). The July 4% Convertible Notes mature on July 15, 2014 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2011, the July 4% Convertible Notes were convertible into 1.7 million shares of common stock at a conversion price of $0.76 per share.

Simultaneous with the issuance of the July 4% Convertible Notes, the Company loaned $1.3 million to JMJ in exchange for a 4% secured promissory note (the “July 4% Promissory Note”). The July 4% Promissory Note is due on July 15, 2014, bears a one-time interest charge of 4% due on maturity, and is collateralized by certain money-market funds held by JMJ. The simultaneous issuance of the July 4% Convertible Notes and the July 4% Promissory Note allows JMJ to invest over a defined period of time and provides Cytomedix with a cash-collateralized security interest for the remaining investment. JMJ repaid $800,000 to the Company in the third quarter 2011 and the remaining $500,000 in the fourth quarter 2011.

On November 18, 2011, Cytomedix issued $0.5 million of its 4% Convertible Notes (the “November 4% Convertible Notes”) to JMJ. The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company’s common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2011, the November 4% Convertible Notes were convertible into 0.7 million shares of common stock at a conversion price of $0.76 per share.

Simultaneous with the issuance of the November 4% Convertible Notes, the Company loaned $0.5 million to JMJ in exchange for a 4% secured promissory note (the “November 4% Promissory Note”). The November 4% Promissory Note is due on November 18, 2014, bears a one-time interest charge of 4% due on maturity, and is collateralized by certain money-market funds held by JMJ. The simultaneous issuance of the November 4% Convertible Notes and the November 4% Promissory Note allows JMJ to invest over a defined period of time and provides Cytomedix with a cash-collateralized security interest for the remaining investment. JMJ repaid $500,000 to the Company in the fourth quarter 2011.

JMJ has the option to provide additional funding of up to $1.0 million on substantially the same terms; however, the Company may elect to cancel such notes, in its sole discretion, with no penalty.

The conversion option embedded in the July and November 4% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, totaling $1.8 million, which is being amortized as additional interest expense using the straight-line method over the term of the July and November 4% Convertible Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

12% Convertible Notes

On July 15, 2011, the Company issued $600,000 of its 12% convertible notes (the “12% Convertible Notes”) to four of its existing shareholders. The 12% Convertible Notes mature on March 31, 2012 and bear interest at a rate of 12% annually, payable quarterly. The 12% Convertible Notes (plus accrued and unpaid interest) convert at the option of the holders, in whole or in part and from time to time, into shares of the Company’s common stock at a conversion rate equal to 90% of the volume-weighted adjusted closing price of the Company’s common stock for the previous 10 trading days prior to conversion (subject to a “ceiling” price of $0.50 per share).

The conversion option embedded in the 12% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, in the amount of $0.3 million, which is being amortized as additional interest expense using the straight-line method over the term of the 12% Convertible Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

On December 30, 2011 the holders of the 12% Convertible Notes converted the $600,000 principal balance of the notes into 1,200,000 common shares. As a result of the conversion, the Company wrote-off the unamortized debt discount related to the 12% Convertible notes to interest expense while the carrying amount of the debt and fair value of the embedded conversion option was reclassified to equity.

Sorin Note Payable

In conjunction with the Sorin Asset Purchase Agreement (see Note 4), the Company executed a $5 million Promissory Note that accrued interest at 2.7% per annum and was secured by a first priority security interest in the assets acquired. The payments on the Promissory Note were payable as follows: (i) installments of $800,000 each on the 6- and 12-month anniversaries of the Promissory Note, (ii) installments of $1,200,000 each on the 18- and 24-month anniversaries of the Promissory Note, and (iii) an installment of $1,000,000 on the 30-month anniversary of the Note. A portion of the foregoing payment obligations of the Company was guaranteed by certain guarantors as described below. Interest paid in 2011 was approximately $315,000.

In conjunction with the Asset Purchase Agreement, certain existing shareholders of the Company (the “Guarantors”) executed guaranty agreements pursuant to which such Guarantors agreed to guaranty 50% of the first $4 million payable to Sorin under the Promissory Note (the “Guaranty Agreements”). In connection with the foregoing guaranties, the Company agreed to provide the following consideration to the Guarantors: (i) cash fee calculated as a percentage of the amount guaranteed (the “Cash Fee”) and (ii) 5 year warrants to purchase an aggregate 1,333,334 shares of Common stock of the Company at an exercise price of $0.5368 per share. These warrants were valued at approximately $655,000, were capitalized as deferred debt issuance costs and were being amortized to interest expense on a straight-line basis over the two year guarantee period. The Company determined that the straight line method of amortization did not yield a materially different amortization schedule from the effective interest method.

On April 28, 2011, we entered into a Settlement Agreement (the “Settlement Agreement”) pursuant to which: (a) the Company agreed to satisfy in full the remaining $3,400,000 due under the Sorin Note, and (b) the parties agreed to settle disputes that had arisen between them related to certain ancillary agreements entered into at the time of acquisition.

Pursuant to the Settlement Agreement, the Company agreed to pay Sorin an amount equal to $2,100,000 in complete satisfaction of the $3,400,000 due under the Sorin Note. Upon receipt of this payment, Sorin agreed to waive its right to and release the Company from its obligation to pay the remaining $1,300,000 million due under the Sorin Note, and to release its security interest in the Business Assets and its rights under a subordination agreement that was issued in favor of Sorin at the time of acquisition. The $2,100,000 payment was made on April 29, 2011.

Additionally, the Company agreed to repay approximately $1.2 million in net amounts due Sorin pursuant to distribution agreements entered into at the time of the acquisition (“Payable to Sorin”) in eight equal monthly installments commencing June 15, 2011.

In order to fund the $2.1 million payment to Sorin described above, on April 28, 2011, the Company borrowed $2.1 million pursuant to a secured promissory note that matures April 28, 2015. The note accrues interest at a rate of 12% per annum, and requires interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date, or April 28, 2015. The note may be accelerated by the lender if Cytomedix defaults in the performance of the terms of the promissory note, if the representations and warranties made by us in the note are materially incorrect, or if we undergo a bankruptcy event. The note is secured by business assets acquired from Sorin.

In accordance with the debt restructuring, the Company wrote-off the remaining unamortized deferred costs of the warrants relating to the Sorin Note guarantees and recognized a gain on the debt restructuring. These amounts, net of legal fees, are reflected as an approximate $577,000 gain in the Other income (expense) section of our Consolidated Statements of Operations (representing approximately $0.01 per share). The carrying value of the new note is reflected in the non-current liabilities section of the Consolidated Balance Sheets.

In connection with the issuance of the new secured promissory note, the Company issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share vesting as follows: (a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including Mr. David Jorden, one of the Company’s directors. In connection with this guarantee, the Company issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share vesting as follows: (a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the four-year guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method.

On December 22, 2011, the Company and Sorin entered into a Receivable Settlement Agreement to which the Company agreed to satisfy, in full, the remaining balance of the $1.2 million Payable to Sorin by December 31, 2011, at a discount of $89,000. This discount is reflected as a gain in the Other income (expense) section of our Consolidated Statements of Operations.